Regulatory Matters and Late Contributions - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP 001
EBP Regulatory Matters and Late Contributions [Line Items]
Participant contributions	$ 321,918	$ 259,592